Borrowings, Movements on Groups Loans (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended		18 Months Ended
	Apr. 30, 2019	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Borrowings, movements on groups loans [Abstract]
Beginning balance		$ 4,845.9
Draw downs		0.0	$ 180.0	$ 1,043.8
Repayments	$ (200.0)	(212.6)	(372.1)	(252.9)
Ending balance		4,670.7		4,845.9
Estimated fair value of borrowings		$ 4,686.0
Bottom of Range [Member]
Borrowings, movements on groups loans [Abstract]
Facility arrangement costs and debt discounts amortization period		3 years
Top of Range [Member]
Borrowings, movements on groups loans [Abstract]
Facility arrangement costs and debt discounts amortization period		6 years
Bank Loan Secured [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance		$ 4,996.9		1,595.2
Acquisitions				2,600.0
Draw downs		0.0		1,043.8
Repayments		(212.6)		(252.9)
Foreign exchange		(9.3)		10.8
Ending balance		4,775.0	1,595.2	4,996.9
Term Loan B-2 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance		1,503.8		1,515.2
Acquisitions				0.0
Draw downs		0.0		0.0
Repayments		(89.1)		(11.4)
Foreign exchange		0.0		0.0
Ending balance		1,414.7	1,515.2	1,503.8
Term Loan B-3 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance		382.1		0.0
Acquisitions				0.0
Draw downs		0.0		385.0
Repayments		(13.9)		(2.9)
Foreign exchange		0.0		0.0
Ending balance		368.2	0.0	382.1
Seattle Spinco Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance		2,580.5		0.0
Acquisitions				2,600.0
Draw downs		0.0		0.0
Repayments		(94.2)		(19.5)
Foreign exchange		0.0		0.0
Ending balance		2,486.3	0.0	2,580.5
Euro Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance		530.5		0.0
Acquisitions				0.0
Draw downs		0.0		523.8
Repayments		(15.4)		(4.1)
Foreign exchange		(9.3)		10.8
Ending balance		505.8	0.0	530.5
Revolving Facility [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance		0.0		80.0
Acquisitions				0.0
Draw downs		0.0		135.0
Repayments		0.0		(215.0)
Foreign exchange		0.0		0.0
Ending balance		$ 0.0	$ 80.0	$ 0.0